Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, net of tax and net of controlling interests) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Taxes:
Net unrealized gains on investment securities, Balance at beginning of period	¥ 1,106,316	¥ 482,434
Net unrealized gains on investment securities, Net change during the period	140,483	(173,297)
Net unrealized gains on investment securities, Balance at end of period	1,246,799	309,137
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at beginning of period	2,170	(1,253)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net change during the period	(12)	1,669
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Balance at end of period	2,158	416
Defined benefit plans, Balance at beginning of period	(322,537)	(401,923)
Defined benefit plans, Net change during the period	17,716	(1,005)
Defined benefit plans, Balance at end of period	(304,821)	(402,928)
Foreign currency translation adjustments, Balance at beginning of period	(211,602)	(675,658)
Foreign currency translation adjustments, Net change during the period	278,812	(25,554)
Foreign currency translation adjustments, Balance at end of period	67,210	(701,212)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	¥ 1,011,346	¥ (794,587)	¥ 574,347